Exhibit 99.1

Independent Accountants’ Report on Applying Agreed-Upon Procedures

BMW Financial Services NA, LLC (the “Company”)
MUFG Securities Americas Inc.
(together, the “Specified Parties”)
Re:	BMW Floorplan Master Owner Trust, Vehicle Loan-Backed Notes, Series 2018-1 – Data File Procedures
We have performed the procedures described below, which were agreed to by the Specified Parties, on the following:
(i)
specified attributes identified by the Company in the electronic data file entitled “03-2018 Revised Proforma 2018-1 Potential Trust v3.xlsx” (the “Data File”) provided by the Company on May 8, 2018, containing information related to 178 revolving dealer floorplan financing receivables (the “Dealer Receivables”) as of March 31, 2018 (the “Preliminary Cutoff Date”),

(ii)
the Interest Due from the individual floorplan line totals on the Floorplan and Service Loaner Statement for each dealer within the Selected Dealer Group (defined below) as of the Preliminary Cutoff Date, and

(iii)	the Current Interest Charge on the Floorplan and Service Loaner Statements for the Selected Vehicles (defined below) as of the Preliminary Cutoff Date, each pertaining to the Dealer Receivables which we were informed are intended to be included as collateral in the offering of BMW Floorplan Master Owner Trust, Vehicle Loan-Backed Notes, Series 2018-1. The Company is responsible for the specified attributes identified by the Company in the Data File and the specified information in the Floorplan and Service Loaner Statements. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.
Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:
•
The term “compared” means compared to the Source Documents indicated in the procedure and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•
The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated.  Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

•	The term “rounding” means that dollar amounts were within $1.00.
•	The term “Credit File Review Package” means the Financial Services Credit Committee and Loan Program Summary documentation.
•
The term "Dealer Credit File" means any file containing some or all of the following documents:  Original Contracts and amendments, Credit File Review Package, or other documentation comprising the overall credit file.  The Dealer Credit File was maintained and furnished to us by the Company.

•	The term “Mega Dealer Information” means information provided by the Company for the Dealer Group for Selected Dealer #12 set forth in Exhibit A.

•
The term “Source Documents” means the Dealer Credit File, Company’s Equity Statement, Floorplan and Service Loaner Statement, Company's Monthly Billing Statement, Mega Dealer Information, and Credit File Review Package.  The information from the Company's Equity Statement, Floorplan and Service Loaner Statement, and Company's Monthly Billing Statement were as of the Preliminary Cutoff Date unless otherwise noted.

•	The term “Dealer Elected Credit Line Limit” means the dealer elected credit line limit which is less than the approved credit line limit set forth in Exhibit C.
•	The term “Daily One-Month LIBOR Rate Schedule” means the daily one-month LIBOR rate for the month of March 2018 set forth in Exhibit D.
•	The term “Provided Information” means the Data File, Source Documents, Dealer Elected Credit Line Limit, and Daily One-Month LIBOR Rate Schedule.
I.	Selected Dealers Procedures
A.
We randomly selected 25 Dealer Receivables from the Data File as instructed by the Company and listed in Exhibit A, attached hereto (the “Selected Dealers”).  For the purpose of this procedure, the Company did not inform us as to the basis for how they selected the number of the Dealer Receivables that we were instructed to randomly select from the Data File.

B.
For each Selected Dealer, we compared or recomputed the specified attributes listed below in the Data File to the corresponding information appearing on or derived from the Source Documents, utilizing instructions provided by the Company (as applicable).

Attribute (Field Name in the Data File)	Source Document(s)/Instruction
Cash Management (Cash Management)	Company’s Equity Statement
Ending Gross Balance (Gross Receivable)
We recomputed the Ending Gross Balance as follows:
The Company instructed us to subtract the BMW and MINI Mobility Vehicles values and the Service Loaners value from the Ending Balance Grand Total on the Floorplan and Service Loaner Statement.

Ending Net Balance (Net Balance)
We recomputed the Ending Net Balance as follows:
The Company instructed us to subtract the following from the Ending Balance Grand Total on the Floorplan and Service Loaner Statement:
(i)            BMW and MINI Mobility Vehicles value and the Service Loaners value; and
(ii)            Cash Management on the Company’s Equity Statement.

Attribute (Field Name in the Data File)	Source Document(s)/Instruction
Credit Line Limit (Revised Credit Limit)
Credit File Review Package
We recomputed the Credit Line Limit as follows:
The Company instructed us to subtract the following from the approved Credit Line Limit in the Credit File Review Package:
(i)                  BMW and MINI Mobility Vehicles credit line limit in the Credit File Review Package; and
(ii)              Service Loaners credit line limit in the Credit File Review Package.
For Selected Dealers #2, #4, #6, #12, and #24, the Company instructed us to use the Dealer Elected Credit Line Limit instead of the credit line limit stated in the Credit File Review Package for the specific credit lines set forth in Exhibit C.
For Selected Dealer #13, the Company instructed us to subtract the following items from the Credit Line Limit in the Credit File Review Package:
(i)                  BMW and MINI Mobility Vehicles credit line limit in the Credit File Review Package;
(ii)                Service Loaners credit line limit in the Credit File Review Package; and
(iii)               New and Used MINI credit line limit in the Credit File Review Package.
We found one exception that is listed in Exhibit B.

We found the information listed above regarding the Selected Dealers to be in agreement with the corresponding information in the respective Source Documents noted above, unless otherwise noted.
C.
For each Selected Dealer, we compared the dollar amount of the Ending Net Balance recomputed above in procedure B. to the dollar amount of the Credit Line Limit in the Dealer Credit File, and observed that such Ending Net Balance amount was less than the Credit Line Limit.  For Selected Dealer #12, the Company instructed us to aggregate the ending net balance (Net Balance) and credit line limit (CRD_LIM_AMT) for each dealer comprising the dealer group using the Mega Dealer Information.  We found that the aggregate ending net balance (Net Balance) was less than the aggregate credit line limit (CRD_LIM_AMT).

II.	Selected Dealer Groups Procedures
A.
We randomly selected 5 dealer groups from the Data File as instructed by the Company and listed in Exhibit A, attached hereto (the “Selected Dealer Groups”).  For the purpose of this procedure, the Company did not inform us as to the basis for how they selected the number of dealer groups that we were instructed to randomly select from the Data File.

B.
For each dealer within the Selected Dealer Groups, we compared or recomputed the attributes listed below in the Data File to the corresponding information appearing on or derived from the Source Documents, utilizing instructions provided by the Company (as applicable).

Attribute (Field Name in the Data File)	Source Document(s)/Instruction
Cash Management (Cash Management)	Company’s Equity Statement
Ending Net Balance (Net Balance)
We recomputed the Ending Net Balance as follows:
The Company instructed us to subtract the following from the Ending Balance Grand Total on the Floorplan and Service Loaner Statement:
(i)                  BMW and MINI Mobility Vehicles value and the Service Loaners value; and
(ii)                 Cash Management on the Company’s Equity Statement.

Ending Net Balances of new vehicles (New Units)	We recomputed the Ending Net Balances of new vehicles as follows: The Company instructed us to sum the Ending Balances for all subtotals of new vehicles on the Floorplan and Service Loaner Statement.
Ending Net Balances of used vehicles (Used Units)
We recomputed the Ending Net Balances of used vehicles as follows:
The Company instructed us to sum the Ending Balances for all subtotals of used vehicles on the Floorplan and Service Loaner Statement.

We found the information listed above regarding the each dealer within the Selected Dealer Groups to be in agreement with the corresponding information in the respective Source Documents noted above.
C.
We compared the Interest Due from the individual floorplan line totals on the Floorplan and Service Loaner Statement for each dealer within the Selected Dealer Group to the corresponding amounts on the Company’s Monthly Billing Statement sent to the Dealer.

D.
We summed the interest due for all the individual line totals listed on the Floorplan and Service Loaner Statement (“Total Interest Due”) for each dealer within the Dealer Group and compared this value to the Interest Due Grand Total on the summary on the Company’s Monthly Billing Statement.

For purposes of this procedure, if an Equity Credits amount was listed on the Company’s Monthly Billing Statement, the Company instructed us to compare the Equity Credits amount to the Grand Total Interest Balance on the Company’s Equity Statement.  If the Equity Credits amount listed on the Company’s Monthly Billing Statement was equal to the Grand Total Interest Balance on the Company’s Equity Statement, then such amount was subtracted from the Total Interest Due and compared to the Interest Due Grand Total on the summary on the Company’s Monthly Billing Statement.
III.	Selected Vehicles Procedures
A.
We randomly selected 10 vehicles for each of the 5 Selected Dealer Groups from the Floorplan and Service Loaner Statements as instructed by the Company (the “Selected Vehicles”).  For the purpose of this procedure, the Company did not inform us as to the basis for how they selected the number of vehicles that we were instructed to randomly select from the Floorplan and Service Loaner Statements.

B.
We recomputed the Current Interest Charge for each Selected Vehicle listed on the Floorplan and Service Loaner Statements using (i) the Ending Balance, Number of Days Outstanding (using instructions below), and Interest Rate (based on a 360 day year and instructions below) obtained from the Company’s Monthly Billing Statement sent to the Dealer, less (ii) the Free Interest/Rebate Amount on the Floorplan and Service Loaner Statements, if any, as instructed by the Company (the “Recomputed Current Interest Charges”).

For purposes of identifying the Interest Rate for each Selected Vehicle, we were instructed by the Company to identify the index and spread using information from the Dealer Credit File.  For Selected Vehicles indexed to Prime, we were instructed to use an index of 4.50% and for Selected Vehicles indexed to daily One-Month LIBOR, we were instructed to use the Daily One-Month LIBOR Rate Schedule.
For purposes of the procedure, we were instructed by the Company to recompute the Number of Days Outstanding as the number of days from the Note Date to and including the earlier of the Preliminary Cutoff Date or the Payment Date in the Preliminary Cutoff Date month with the following exceptions:
•
If the Note Date was prior to the Preliminary Cutoff Date month and there was no payment date in the Preliminary Cutoff Date month, the Number of Days Outstanding was 31 days (number of days in the Preliminary Cutoff Date month).

•
If the Note Date was prior to the Preliminary Cutoff Date month, there was a payment date in the Preliminary Cutoff Date month, and the Ending Balance was $0.00; the Number of Days Outstanding was the number of days from the first day of the month to the payment date including the first day of the month, but not the payment date.

•
If the Note Date was prior to the Preliminary Cutoff Date month, there was a payment date in the Preliminary Cutoff Date month, and the Ending Balance was not equal to $0.00, the Number of Days Outstanding was 31 days (number of days in the Preliminary Cutoff Date month).

•
If the Note Date was in the Preliminary Cutoff Date month and there was no payment date in the Preliminary Cutoff Date month, the Number of Days Outstanding was the number of days from the Note Date and the Preliminary Cutoff Date, including both the Note Date and the Preliminary Cutoff Date.

•
If the Note Date was in the Preliminary Cutoff Date month and there was a payment date in the Preliminary Cutoff Date month, the Number of Days Outstanding was the days from the Note Date to the payment date, including the Note Date, but not the payment date.

There were no conclusions that resulted from the procedures.
This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File and specified information in the Floorplan and Service Loaner Statements. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.
The procedures performed were applied based on the methodologies, assumptions, instructions, and information indicated in the Data File, Provided Information, and provided by the Company without verification or evaluation of such methodologies, assumptions, instructions, or information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, or information provided to us by the Company, (ii) the physical existence of the Dealer Receivables, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.
The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Dealer Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Dealer Receivablesbeing securitized, (iii) the compliance of the originator of the Dealer Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Dealer Receivablesthat would be material to the likelihood that thes issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).
The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.
This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report but who may have access to this report as required by law or regulation.
/s/ KPMG LLP
McLean, VA
May 25, 2018

Exhibit A – The Selected Dealers and Selected Dealer Groups

The Selected Dealers

Selected Dealer Number	Dealer Number
1	21851L
2	26200
3	40808
4	16418
5	46786
6	25522
7	23200
8	76431
9	76504
10	22006
11	21183
12	020219
13	42868
14	21851
15	26701
16	30414
17	21293
18	45289
19	00291
20	35023
21	26598
22	30956
23	22819
24	40335I
25	45051

The Selected Dealer Groups

Selected Dealer Group Number	Dealer Group
1	CENTR
2	SCHERER
3	PEABD
4	BRAMN
5	SEURO

Exhibit B –Exception

Selected Dealer Number	Dealer Account Number	Attribute	Per Data File	Per Source Document(s)/ Instruction
19	00291	Credit Line Limit	$10,500,000	$10,000,000

Exhibit C – Selected Dealer Elected Credit Line Limits

Selected Dealer Number	Dealer Number	Credit Line Limit Description	Dealer Elected Credit Line Limit ($)
2	26200	Used Other	300,000
2	26200	Used BMW	2,450,000
2	26200	Used MINI	1,750,000
2	26200	Used MINI	500,000
4	16418	Used Other	300,000
6	25522	New MINI	3,000,000
12	020219	New Subaru	6,267,000
12	020219	Used Other	2,050,000
24	40335I	Used Other	1,700,000

Exhibit D – Daily One-Month LIBOR Schedule

Date	Daily One-Month LIBOR (%)
3/1/2018	1.686
3/2/2018	1.691
3/3/2018	1.691
3/4/2018	1.691
3/5/2018	1.702
3/6/2018	1.711
3/7/2018	1.718
3/8/2018	1.740
3/9/2018	1.750
3/10/2018	1.750
3/11/2018	1.750
3/12/2018	1.765
3/13/2018	1.770
3/14/2018	1.786
3/15/2018	1.808
3/16/2018	1.822
3/17/2018	1.822
3/18/2018	1.822
3/19/2018	1.841
3/20/2018	1.854
3/21/2018	1.861
3/22/2018	1.872
3/23/2018	1.875
3/24/2018	1.875
3/25/2018	1.875
3/26/2018	1.877
3/27/2018	1.877
3/28/2018	1.887
3/29/2018	1.883
3/30/2018	1.883
3/31/2018	1.883